Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Schedule of Reportable Transaction	Non-exempt Transactions
The Plan Administrator did not remit 401(k) deferral contributions and a loan repayment for certain payroll periods within the timeframe prescribed by the Department of Labor (DOL) for the 2025 plan year. These late remittances were a deemed prohibited transaction under ERISA and the IRC. The Plan Administrator corrected this prohibited transaction in 2025 in accordance with the prescribed guidelines issued by the DOL. In connection with that correction, the Company intends to file Form 5330 with the IRS and pay the appropriate excise tax.